Segmented Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segmented Reporting
SEGMENTED REPORTING
Hydro One has three reportable segments:

•
The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting more than 70 local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;

•	The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and

•	Other Segment, which includes certain corporate activities and the operations of the Company’s telecommunications business.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision-maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income taxes from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2019 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,652	4,788	40	6,480
Purchased power	—	3,111	—	3,111
Operation, maintenance and administration	355	610	216	1,181
Depreciation and amortization	462	409	7	878
Income (loss) before financing charges and income tax expense	835	658	(183)	1,310

Capital investments	1,035	624	8	1,667

Year ended December 31, 2018 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,686	4,422	42	6,150
Purchased power	—	2,899	—	2,899
Operation, maintenance and administration	409	602	94	1,105
Depreciation and amortization	435	395	7	837
Income (loss) before financing charges and income tax expense	842	526	(59)	1,309

Capital investments	985	577	13	1,575
Total Assets by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	15,029	13,973
Distribution	10,017	9,325
Other	2,015	2,359
Total assets	27,061	25,657
Total Goodwill by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	157	157
Distribution	168	168
Total goodwill	325	325

All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.